Inventory (Tables)	12 Months Ended
Dec. 31, 2012
Inventory

Inventory consisted of the following:

	December 31,
	2011	2012
Raw materials and work in progress	$7,052,333	$5,733,393
Finished goods and merchandise goods	25,836,312	16,886,481

	$32,888,645	$22,619,874